Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

Computer equipment and servers	3 – 5 years
Office furniture and equipment	3 – 5 years
Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets

Schedule Of Estimated Useful Lives Of Intangible Assets	All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:
Acquired computer software, systems and technology 1 – 5 years
Residual values are considered nil.

Summary of Contract Liabilities	summary of contract liabilities is as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$

Contract liabilities	71,141	80,405	12,617